RESTATED AND AMENDED FINANCIAL STATEMENTS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal	$ 109,154	$ 57,143	$ 82,475
Accretion expenses	137,880	146,624	7,039
Interest and bank charges	30,785	58,470	198,658
Foreign exchange (loss) gain	2,485	48,045	37,682
Change in fair value on derivative instruments	$ (1,995,930)	$ (1,067,076)	$ 534,118
Loss per share, basic and diluted	$ 0.01	$ 0.01	$ 0.01
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal			$ 100,144
Accretion expenses			0
Interest and bank charges			189,375
Foreign exchange (loss) gain			(26,711)
Change in fair value on derivative instruments			$ 0
Loss per share, basic and diluted			$ 0.01
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal			$ (17,669)
Accretion expenses			7,039
Interest and bank charges			9,283
Foreign exchange (loss) gain			64,393
Change in fair value on derivative instruments			$ 534,118
Loss per share, basic and diluted			$ (.00)